CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares authorized	800,000	800,000
Common stock, shares issued	377,013	376,239
Treasury stock, shares	59,350	59,490